Other Disclosures - CDSs (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Notional amount	€ 8,068	€ 8,068
Long | Hedging derivatives, category | Credit default swap | Spain | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount	269	324
Assets at beginning/end of period	2	3
Long | Hedging derivatives, category | Credit default swap | Portugal | Sovereign Risk
Disclosure of financial assets [line items]
Notional amount	26	25
Assets at beginning/end of period		1
Long | Hedging derivatives, category | Credit default swap | Portugal | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount		1
Long | Hedging derivatives, category | Credit default swap | Italy | Sovereign Risk
Disclosure of financial assets [line items]
Notional amount	26	25
Long | Hedging derivatives, category | Credit default swap | Italy | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount	214	225
Assets at beginning/end of period	6	3
Short | Hedging derivatives, category | Credit default swap | Spain | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount	433	499
Assets at beginning/end of period	12	5
Short | Hedging derivatives, category | Credit default swap | Portugal | Sovereign Risk
Disclosure of financial assets [line items]
Notional amount	26	128
Assets at beginning/end of period		1
Short | Hedging derivatives, category | Credit default swap | Portugal | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount		1
Short | Hedging derivatives, category | Credit default swap | Italy | Sovereign Risk
Disclosure of financial assets [line items]
Notional amount	601	450
Assets at beginning/end of period	1	5
Short | Hedging derivatives, category | Credit default swap | Italy | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount	164	201
Assets at beginning/end of period	6	8
Net Long Position | Hedging derivatives, category | Credit default swap | Italy | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount	50
Net Short Position | Hedging derivatives, category | Credit default swap | Spain | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount	164	175
Assets at beginning/end of period	10	2
Net Short Position | Hedging derivatives, category | Credit default swap | Portugal | Sovereign Risk
Disclosure of financial assets [line items]
Notional amount		103
Net Short Position | Hedging derivatives, category | Credit default swap | Italy | Sovereign Risk
Disclosure of financial assets [line items]
Notional amount	575	425
Assets at beginning/end of period	€ 1	5
Net Short Position | Hedging derivatives, category | Credit default swap | Italy | Other Counterparties Risk
Disclosure of financial assets [line items]
Notional amount		24
Assets at beginning/end of period		€ 5